Basis of Presentation and General Information, Combined Robin Subsidiaries (Predecessor) (Details) $ in Millions		12 Months Ended
	Apr. 14, 2025 t	Dec. 31, 2024 t	Sep. 01, 2023 USD ($)
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT	36,718
Year built	2006
Delivery date to vessel owning company	May 31, 2021
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Robin Energy Ltd. Predecessor [Member] | M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,718
Year built		2006
Delivery date to vessel owning company		May 31, 2021
Robin Energy Ltd. Predecessor [Member] | M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,660
Year built		2006
Delivery date to vessel owning company		Jun. 22, 2021
Sales price | $			$ 18.0
Robin Energy Ltd. Predecessor [Member] | Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Mimosa
Robin Energy Ltd. Predecessor [Member] | Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Formosa